Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd‐Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S‐K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Pay Versus Performance Table

					Year-end value of $100 invested on 12/28/19 in:
Year	Summary Compen- sation Table Total for CEO $	Compen- sation Actually Paid to CEO (1)(2) $	Average Summary Compen- sation Table Total for Non-CEO NEOs $	Average Compen- sation Actually Paid to Non- CEO NEOs (1)(2)(3) $	STKL $	Compen- sation Bench- marking Peer Group (3)(4) $	Net Income (Loss) (5) (in millions) $	Adj. EBITDA (5) (in millions) $
2023	3,902,874	(2,637,013)	1,259,170	184,819	219.68	97.67	(21.9)	78.5
2022	7,801,397	10,877,055	1,546,931	2,474,398	338.96	87.14	(4.8)	83.7
2021	2,342,370	(3,036,263)	1,214,868	89,154	279.12	105.84	(1.2)	60.6
2020	2,679,692	33,746,240	1,396,512	4,841,175	468.67	117.09	82.4	58.7

(1) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023	2022	2021	2020
Joseph Ennen	$	$	$	$
Total Compensation from Summary Compensation Table	3,902,874	7,801,397	2,342,370	2,679,692

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,080,617)	(6,907,249)	(1,582,653)	(874,998)
Year-end fair value of unvested awards granted in the current year	1,462,402	10,816,607	280,412	3,733,536
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(3,206,878)	926,983	(7,844,369)	24,110,031
Fair values at vest date for awards granted and vested in current year	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(461,057)	(1,760,683)	3,767,977	4,097,979
Forfeitures during current year equal to prior year-end fair value	(1,253,737)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-
Total Adjustments for Equity Awards	(6,539,887)	3,075,658	(5,378,633)	31,066,548

Compensation Actually Paid (as calculated)	(2,637,013)	10,877,055	(3,036,263)	33,746,240

	2023	2022	2021	2020
Average Non-CEO NEOs	$	$	$	$
Total Compensation from Summary Compensation Table	1,259,170	1,546,931	1,214,868	1,396,512

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(606,833)	(1,051,593)	(760,053)	(571,054)
Year-end fair value of unvested awards granted in the current year	288,415	1,612,152	171,193	1,989,110
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(200,316)	117,132	(831,535)	1,696,965
Fair values at vest date for awards granted and vested in current year	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(103,621)	249,776	294,681	329,642
Forfeitures during current year equal to prior year-end fair value	(451,996)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-
Total Adjustments for Equity Awards	(1,074,351)	927,467	(1,125,714)	3,444,663

Compensation Actually Paid (as calculated)	184,819	2,474,398	89,154	4,841,175

(2) Compensation Actually Paid for 2022, 2021, and 2020 as reflected in last year's disclosure have been adjusted to incorporate changes in valuation assumptions used. The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

- Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date.  Closing prices provided by S&P Capital IQ

(3) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives in the following years:

-2023: Greg Gaba, Jill Barnett, Chris Whitehair, Chad Hagen, Michael Buick, and Scott Huckins

-2022, 2021, and 2020: Scott Huckins, Jill Barnett, Michael Buick, and Chris Whitehair

(4) Reflects our peer group used for compensation benchmarking purposes in 2023. Lifecore Biomedical (formerly known as Landec Corp) was removed from the peer group in 2023, as they are no longer in the foods business. TSR for Vital Farms is measured as of the date of their initial public offering in 2020.

(5) Values for net income (loss) and our most important metric for determining executive compensation, adjusted EBITDA, reflect results from continuing operations for 2023.

Financial Performance Measures

The most important financial performance measures used by the Company to link compensation actually paid to the Company's NEOs for the most recently completed fiscal year to the Company's performance are as follows:

  Adjusted EBITDA
  Total Shareholder Return
  Peer Group Total Shareholder Return

In accordance with SEC rules, the Company is providing the following illustrations of the relationships between information presented in the Pay Versus Performance table above.  Further information regarding our executive compensation program is provided above under the heading "Compensation Discussion and Analysis".

Relationship Between Pay and Performance

The charts shown below present a graphical comparison of compensation actually paid to our CEO and the average compensation actually paid ("CAP") to our other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income, and (4) Adjusted EBITDA.

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Named Executive Officers, Footnote	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives in the following years:

-2023: Greg Gaba, Jill Barnett, Chris Whitehair, Chad Hagen, Michael Buick, and Scott Huckins

-2022, 2021, and 2020: Scott Huckins, Jill Barnett, Michael Buick, and Chris Whitehair

Peer Group Issuers, Footnote	Reflects our peer group used for compensation benchmarking purposes in 2023. Lifecore Biomedical (formerly known as Landec Corp) was removed from the peer group in 2023, as they are no longer in the foods business. TSR for Vital Farms is measured as of the date of their initial public offering in 2020.
PEO Total Compensation Amount	$ 3,902,874	$ 7,801,397	$ 2,342,370	$ 2,679,692
PEO Actually Paid Compensation Amount	$ (2,637,013)	10,877,055	(3,036,263)	33,746,240
Adjustment To PEO Compensation, Footnote
	2023	2022	2021	2020
Joseph Ennen	$	$	$	$
Total Compensation from Summary Compensation Table	3,902,874	7,801,397	2,342,370	2,679,692

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,080,617)	(6,907,249)	(1,582,653)	(874,998)
Year-end fair value of unvested awards granted in the current year	1,462,402	10,816,607	280,412	3,733,536
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(3,206,878)	926,983	(7,844,369)	24,110,031
Fair values at vest date for awards granted and vested in current year	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(461,057)	(1,760,683)	3,767,977	4,097,979
Forfeitures during current year equal to prior year-end fair value	(1,253,737)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-
Total Adjustments for Equity Awards	(6,539,887)	3,075,658	(5,378,633)	31,066,548

Compensation Actually Paid (as calculated)	(2,637,013)	10,877,055	(3,036,263)	33,746,240

Non-PEO NEO Average Total Compensation Amount	$ 1,259,170	1,546,931	1,214,868	1,396,512
Non-PEO NEO Average Compensation Actually Paid Amount	$ 184,819	2,474,398	89,154	4,841,175
Adjustment to Non-PEO NEO Compensation Footnote
	2023	2022	2021	2020
Average Non-CEO NEOs	$	$	$	$
Total Compensation from Summary Compensation Table	1,259,170	1,546,931	1,214,868	1,396,512

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(606,833)	(1,051,593)	(760,053)	(571,054)
Year-end fair value of unvested awards granted in the current year	288,415	1,612,152	171,193	1,989,110
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(200,316)	117,132	(831,535)	1,696,965
Fair values at vest date for awards granted and vested in current year	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(103,621)	249,776	294,681	329,642
Forfeitures during current year equal to prior year-end fair value	(451,996)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-
Total Adjustments for Equity Awards	(1,074,351)	927,467	(1,125,714)	3,444,663

Compensation Actually Paid (as calculated)	184,819	2,474,398	89,154	4,841,175

Equity Valuation Assumption Difference, Footnote	Compensation Actually Paid for 2022, 2021, and 2020 as reflected in last year's disclosure have been adjusted to incorporate changes in valuation assumptions used. The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

- Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date.  Closing prices provided by S&P Capital IQ

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

The most important financial performance measures used by the Company to link compensation actually paid to the Company's NEOs for the most recently completed fiscal year to the Company's performance are as follows:

  Adjusted EBITDA
  Total Shareholder Return
  Peer Group Total Shareholder Return

Total Shareholder Return Amount	$ 219.68	338.96	279.12	468.67
Peer Group Total Shareholder Return Amount	97.67	87.14	105.84	117.09
Net Income (Loss)	$ (21,900,000)	$ (4,800,000)	$ (1,200,000)	$ 82,400,000
Company Selected Measure Amount	78,500,000	83,700,000	60,600,000	58,700,000
PEO Name	Joseph Ennen	Joseph Ennen	Joseph Ennen	Joseph Ennen
Additional 402(v) Disclosure	Values for net income (loss) and our most important metric for determining executive compensation, adjusted EBITDA, reflect results from continuing operations for 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Peer Group Total Shareholder Return
Principal Executive Officer Joseph Ennen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,902,874	$ 7,801,397	$ 2,342,370	$ 2,679,692
PEO Actually Paid Compensation Amount	(2,637,013)	10,877,055	(3,036,263)	33,746,240
Adjustment to Compensation, Amount	(6,539,887)	3,075,658	(5,378,633)	31,066,548
Principal Executive Officer Joseph Ennen [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,080,617)	(6,907,249)	(1,582,653)	(874,998)
Principal Executive Officer Joseph Ennen [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,462,402	10,816,607	280,412	3,733,536
Principal Executive Officer Joseph Ennen [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,206,878)	926,983	(7,844,369)	24,110,031
Principal Executive Officer Joseph Ennen [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Principal Executive Officer Joseph Ennen [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(461,057)	(1,760,683)	3,767,977	4,097,979
Principal Executive Officer Joseph Ennen [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,253,737)	0	0	0
Principal Executive Officer Joseph Ennen [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Named Executive Officers Non Chief Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,259,170	1,546,931	1,214,868	1,396,512
PEO Actually Paid Compensation Amount	184,819	2,474,398	89,154	4,841,175
Adjustment to Compensation, Amount	(1,074,351)	927,467	(1,125,714)	3,444,663
Named Executive Officers Non Chief Executive Officer [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(606,833)	(1,051,593)	(760,053)	(571,054)
Named Executive Officers Non Chief Executive Officer [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,415	1,612,152	171,193	1,989,110
Named Executive Officers Non Chief Executive Officer [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,316)	117,132	(831,535)	1,696,965
Named Executive Officers Non Chief Executive Officer [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Named Executive Officers Non Chief Executive Officer [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,621)	249,776	294,681	329,642
Named Executive Officers Non Chief Executive Officer [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(451,996)	0	0	0
Named Executive Officers Non Chief Executive Officer [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0